Consolidated principles and methods (Policies)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
General principles and statement of compliance and basis of presentation
General principles

The unaudited interim condensed consolidated financial statements as of June 30, 2023 and for the six-month period ended June 30, 2023 were prepared under the supervision of the management of the Company and were submitted by the Executive Board to the review of the Supervisory Board.

All amounts in the unaudited interim condensed consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The preparation of the unaudited interim condensed consolidated financial statements in accordance with International Financial Reporting Standards (IFRS) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. See Note 3.2 Use of judgement, estimates and assumptions.

The unaudited interim consolidated financial statements of the Company have been prepared in compliance with IAS 34 – “Interim Financial Reporting”. As they are unaudited interim condensed financial statements, they do not contain all information required for the consolidated annual financial statements and should therefore be read in conjunction with the consolidated financial statements of the Company for the financial year ended December 31, 2022 as described below.

Seasonality of the Company’s activities

According to IAS 34 – Interim Financial Reporting, an entity whose business is highly seasonal should present financial information for the twelve months up to the end of the interim period and additional comparative information for the prior twelve-month period in the interim condensed financial statements in order to provide a better understanding and comparison of its interim financial statements.

As mentioned in Note 15 Revenue and other income, as most of the income from the Company is generated by ongoing contracts that primarily depend on performance obligations not correlated to seasonal trends, it is considered that the Company activities are not seasonal.

Therefore, the following unaudited interim condensed financial statements and corresponding notes will not include comparative information other than that mentioned in IAS 34-20.

Statement of compliance and basis of presentation

The unaudited interim condensed consolidated financial statements have been prepared in accordance with IFRS, International Accounting Standards (“IAS”) as issued by the International Accounting Standards Board (“IASB”) as well as interpretations issued by the IFRS Interpretations Committee (“IFRS-IC”) and the Standard Interpretations Committee (the “SIC”), which application is mandatory as of June 30, 2023. The unaudited interim condensed consolidated financial statements are also compliant with IFRS as adopted by the European Union in effect at the date of preparation of these financial statements.

The accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2023 are identical to those used for the year ended December 31, 2022 except for the standards listed below that required adoption in 2023.

Application of New or Amended Standards and Interpretations

The following standards, interpretations and amendments to existing standards applicable for reporting periods beginning on or after January 1, 2023, were applied where necessary to the interim condensed consolidated financial statements for the six months ended June 30, 2023:

•Amendments to IAS 8 – Definition of Accounting Estimates
•Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies
•Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
The application of these standards and these amendments had no impact on the Company’s interim condensed consolidated financial statements.

Standards, interpretations and amendments to existing standards available for early adoption in reporting periods beginning on or after January 1, 2023

In first-half 2023, there were no new standards, interpretations or amendments to existing standards applicable to accounting periods starting on or after January 1, 2024 that the Group could have early adopted as from January 1, 2023.

Standards, interpretations and amendments to existing standards published but not yet applicable

The new standards, interpretations and amendments to existing standards that have been published but are not yet applicable concern:

•Amendments to IAS 1 – Classification of Liabilities as Current or Non-current
•Amendment to IAS 12 – International Tax Reform – Pillar Two Model Rules

The Company is currently evaluating if the adoption of these amendments will have a material impact on our results of operations, financial position, or cash flows.

Going Concern

The Company experienced net losses of €28.1 million in the six months ended June 30, 2023 and a net decrease in cash and cash equivalents of €19.8 million during the same period. As of June 30, 2023, the Company’s accumulated deficit was €283.0 million with a negative working capital of €22.7 million. the Company expects to continue to incur significant expense related to the development and manufacturing of nanotechnology product candidates such as NBTXR3 and conducting clinical studies. Additionally, the Company may encounter unforeseen difficulties, complications, development delays and other unknown factors that require additional expense. As a result of these expenditures, the company expects to continue to incur significant losses in the near term.

Additionally, the Company’s debt instruments contain covenants that require maintenance of minimum cash and cash equivalent balances that limit the availability of cash resources to pursue operational needs:

Pursuant to the terms of the finance contract for the EIB loan, for so long as the EIB loan remains outstanding, the Company was required to maintain a minimum cash and cash equivalents balance equal to the outstanding principal owed to EIB which is €25.3 million as of June 30, 2023. The remaining principal of the loan would become payable, together with accrued interest, prepayment fees and other accrued or outstanding amounts, if and when requested by EIB, if the cash balance were to fall below this minimum cash amount requirement. However, in March 2023, the Company has obtained a temporary waiver that reduces the minimum cash balance requirement by €15.0 million: upon the Company’s entry into the global licensing agreement executed with Janssen - condition that has been fulfilled following the “HSR” antitrust clearance announced as of August 15, 2023 - the duration of this temporary waiver was automatically extended until January 31, 2024.

Therefore, the Company’s covenant obligations and the ongoing activities entail that the amount of cash and cash equivalents, amounting to €21.6 million as of June 30, 2023 (see section II note 9 cash and cash equivalents) is sufficient to fund its operating expenses into the first quarter of 2024.

While the Company has taken and will continue to take actions to obtain additional funding and manage costs, as necessary, the above factors raise substantial doubt about the Company’s ability to continue as a going concern as there is no assurance that the Company will be successful in satisfying its future cash needs.

The Executive Board has determined that it is appropriate to prepare its unaudited condensed consolidated financial statements as of and for the period ended June 30, 2023, on a going concern basis, assuming the Company will continue to operate for the foreseeable future, and to address its liquidity challenges by pursuing activities to generate additional cash inflows and by closely monitoring its operating expenditures. As part of the Company’s efforts to address the risk of going concern, management has undertaken the following:

•The Company has signed a Global Trial Collaboration Agreement with LianBio which was executed as of June 30, 2023, providing for LianBio to participate in the global registrational Phase 3 trial “HNSCC 312” costs;

•On July 7, 2023, the Company entered into the Janssen worldwide co-development and commercialization Agreement, allowing the Company to receive a $30 million upfront payment, which became payable as of
August 15, 2023, following the “HSR” antitrust clearance period, and which has been received by the Company from Janssen;
•In addition, as of September 13, 2023, the Company has received a gross amount of $5 million in consideration of the initial tranche equity investment by JJDC according to the terms of the JJDC SPA;

•Operating Expense Monitoring: the Company continues efforts to control its operating expenses and to focus on its priority programs by enhancing operational efficiencies and optimizing capital allocation for continued investment in priority development pathways.

The Company also continuously evaluates additional financing avenues on an opportunistic basis. Such opportunities may include one or more possible new financings from institutional or strategic investors, debt or product financing structures, from the capital markets, business development and licensing, grants or subsidies, or a combination of the above, whether or not in combination with the potential second tranche equity investment of $25.0 million under the JJDC SPA, if the conditions thereto are satisfied. Additionally, the Equity Line (PACEO) executed in May 2022 might provide financing flexibility until its expiration in May 2024.

Moreover, the Company is eligible for success-based milestones under its collaboration agreements, including the Janssen Agreement, although the Company cannot guarantee if or when such milestones will be achieved.

Basis of consolidation	BASIS OF CONSOLIDATION
Consolidated entities

As of June 30, 2023, the consolidation scope is identical to that at December 31, 2022 as Nanobiotix S.A. has five wholly owned subsidiaries:
•Nanobiotix Corp., incorporated in the State of Delaware in September 2014 and located in the USA,
•Nanobiotix Germany GmbH, created in October 2017 and located in Germany,
•Nanobiotix Spain S.L.U., created in December 2017 and located in Spain,
•Curadigm SAS, created on July 3, 2019 and located in France, and
•Curadigm Corp., a wholly-owned subsidiary of Curadigm S.A.S., incorporated in the State of Delaware on January 7, 2020 and headquartered in Cambridge, Massachusetts.

Accordingly, the unaudited interim condensed consolidated financial statements as of June 30, 2023 include the operations of each of these subsidiaries, to the extent applicable, from the date of their incorporation.

Foreign currency transactions

The unaudited interim condensed consolidated financial statements are presented in thousands of euros, which is the reporting currency and the functional currency of the parent company, Nanobiotix S.A.

The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate for the statement of financial position, whereas items of the statement of operations, statement of comprehensive loss and statement of cash flow are converted at the average exchange rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period.

The dollar-to-euro exchange rate used in the interim condensed consolidated financial statements to convert the Group transactions denominated in US dollars were a closing of $1.0866 as of June 30, 2023 and an average of $1.0811 for the six-month period ended June 30, 2023 compared with $1.0387 and $1.0940 respectively, as of and for the six-month period ended June 30, 2022 (source: Banque de France).

The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

Use of judgement, estimates and assumptions	USE OF JUDGEMENT, ESTIMATES AND ASSUMPTIONSThe preparation of interim condensed consolidated financial statements in accordance with IFRS requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change.

Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. A sensitivity analysis may be presented if the results differ materially based on the application of different assumptions or conditions. The main items affected by the use of estimates are going concern, share-based payments, deferred tax assets, clinical trials accruals and the measurement of financial instruments (fair value and amortized costs).

Measurement of share-based payments

The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Executive and Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., option vesting terms) and market data (e.g., expected share volatility) (See Note 17 Share-based payments).

Deferred tax assets

Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. Deferred tax assets are also recognized for unused tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted tax rates are used to measure deferred taxes.

The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow for sufficiently reliable income projections to be made, the Company has not recognized deferred tax assets in relation to tax losses carry forwards in the statements of consolidated financial position.

Clinical trial accruals

Clinical trial expenses, although not yet billed in full, are estimated for each study and a provision is recognized accordingly. (See Note 13.1 Trade and other payables for information regarding the clinical trial accruals as of June 30, 2023 and December 31, 2022.)

Revenue recognition

In order to determine the amount and timing of revenue under the contract with customers, the Company is required to use significant judgments, mainly with respect to identifying performance obligations of the Company and determining the timing of satisfaction of support services provided to customers

Determining the distinctiveness of performance obligations — A promised good or service will need to be recognized separately in revenue if it is distinct as defined in IFRS 15. In determining whether the performance obligation is separate, the Company analyses if (i) the good or service is distinct in absolute terms, i.e. it can be useful to the customer, either on its own or in combination with resources that the customer can obtain separately; and if (ii) the good or service is distinct in the context of the contract, i.e. it can be identified separately from the other goods and services in the contract because there is not a high degree of interdependence or integration between this element and the other goods or services promised in the contract. If either of these two conditions is not met, the good or service is not distinct, and the Company must group it with other promised goods or services until it becomes a distinct group of goods or services.

Allocation of transaction price to performance obligations — A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. To determine the proper revenue recognition method, the Company evaluates whether the contract should be accounted for as more than one performance obligation. This evaluation requires significant judgment. Some of the Company’s contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, not distinct. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation using our best estimate of the standalone selling price of each distinct good or service in the contract.

Variable consideration — Due to the nature of the work required to be performed on many of the Company’s performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. It is common for the collaboration and license agreements to contain variable consideration that can increase the transaction price. Variability in the transaction price arises primarily due to milestone payments obtained following the achievement of specific milestones (e.g., scientific results or regulatory or commercial approvals). The Company includes the related amounts in the transaction price as soon as their receipt is highly probable. The effect of the increase of the transaction price due to milestones payments is recognized as an adjustment to revenue on a cumulative catch‑up basis.

Revenue recognized over time and input method — Some of the Company’s performance obligations are satisfied over time as work progresses, thus revenue is recognized over time, using an input measure of progress as it best depicts the transfer of control to the customers.

See Note 15 for additional detail regarding the Company’s accounting policies for its additional sources of revenue and other income.

Measurement of financial assets and liabilities

At the renegotiation date in October 2022, the fair value measurement of the EIB loan required the Company to determine:

–the discount rate of the new liability executed in October 2022. The discount rate reflects the company’s credit risk at the Amendment Agreement date as well as a premium to reflect uncertainties associated with the timing and the amount of the royalties’ payment. The Company involved external financial instruments valuation specialists to support in determining the average discount rate;

–the amount of additional interest (“royalties”, as defined by the royalty agreement with EIB) that will be due according to the loan agreement during a royalty calculation period commencing upon commercialization. The royalties due during this period will be determined and calculated based on the number of tranches that have been withdrawn and will be indexed to annual sales turnover relating to NBTXR3 through specific Company’s license agreement. For the purpose of measuring the fair value of the EIB loan, the Company forecasts expected sales relating to NBTXR3 during the royalty period, taking into consideration the operational assumptions such as market release dates of the products, growth and penetration rate in each market. (see Notes 4.3 and 12 for details about this loan and the accounting treatment applied).

Subsequently to the estimate of the fair value of the EIB loan performed at the renegotiation date, the debt has been measured at amortized cost based on the revised best estimate of the future cash flows related to the debt at each closing date. Accordingly, the Company determines the amount of additional interest as described above. Any subsequent adjustment of flows indexed to turnover has been discounted at the original effective interest rate and the adjustment is recognised in Profit or loss.

Revenues and other income
The revenue recognition accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2023 are identical to those used for the year ended December 31, 2022.

Application of IFRS 15 to the license and collaboration agreement and clinical supply agreement with LianBio

In May 2021, the Company executed a license arrangement with LianBio, pursuant to which LianBio received an exclusive right to develop and commercialize NBTXR3 in China and other east Asian countries. the Company remains responsible for the manufacturing of the licensed products. The Company is not required to transfer manufacturing know-how, unless the Company, at any time following a change of control of the Company, fails to provide at least 80% of LianBio's requirements for licensed products in a given calendar year. Pursuant to the agreement, the parties will collaborate on the development of NBTRX3 and LianBio will participate in global Phase 3 registrational studies, for several indications, by enrolling patients in China.

The Company received in June 2021 a non-refundable upfront payment of $20 million. In addition, the Company may receive up to $205 million potential additional payments upon the achievement of certain development and sales milestones, as well as tiered, low double-digit royalties based on net sales of NBTXR3 in the licensed territories. The Company is also entitled to receive payments for development and commercial vials ordered by LianBio and supplied by the Company.

The license to commercialize a product candidate, ongoing transfer of unspecified know-how related to development and commercialization and the supply services (for commercial products) are in the scope of IFRS 15, as they are an output of the Company’s ordinary activities. For IFRS 15 purpose, it was determined that the license is not distinct from the commercial manufacturing services because the customer cannot benefit from the license without the manufacturing services and such services are not available from third party-contract manufacturers. Accordingly, the license and commercial manufacturing services are treated as one single performance obligation which is recognized as manufacturing services are performed. Milestone payments linked to regulatory marketing approvals will be included in the transaction price only when and if the contingency is resolved and will be recognized as revenue when manufacturing services are provided. Sales-based milestone payments will be recognized when the sales thresholds are achieved. Royalties will be recognized when the underlying sales are made by LianBio.
The $20 million upfront payment received in June 2021 has been recognized as a Contract Liability and will be recognized as revenue over the term of the arrangement, as manufacturing services (for commercial products) are provided.

The execution of development efforts leading to the regulatory marketing approvals are treated as a collaboration arrangement outside of the scope of IFRS 15. If any R&D cost incurred is eligible for partial reimbursement by Lianbio, the corresponding recharge is recognized as Other Income, as well as the supply of products necessary to conduct the clinical trials. The related income is recognized respectively when the products will be delivered to Lianbio and when the eligible costs are incurred by LianBio.

On May 9, 2022, the Company signed the clinical supply agreement with LianBio as defined in the license, development, and commercialization agreement This agreement provides for the supply by the Company to LianBio of vials of NBTXR3 and Cetuximab products for clinical trial development activities. For the period ended June 30, 2023, the Company billed the delivery of NBTXR3 and Cetuximab vials to LianBio amounting to €217 thousand, recorded within Other Income as it relates to the non-IFRS 15 components of the agreement (the development collaboration).
As of June 30, 2023, the Company signed a global trial collaboration agreement (or “GTCA”) with LianBio in connection with the License Agreement signed on May 11, 2021. As contemplated by the LianBio License Agreement, LianBio shall participate in the global registrational Phase 3 trial “HNSCC 312” conducted by Nanobiotix, with regards to NANORAY-312 trials conducted within the licensed territories. According to the GTCA, LianBio is responsible for all internal and external costs incurred in connection with the study in the licensee territories as well as all external costs and expenses incurred by or on behalf of the Company for the global study that are generally applicable to both the licensee territories study with respect to the patients enrolled within the enrollment commitment and the portion of the global study conducted outside of the licensee territories. Recharge of related costs to LianBio cumulated since 2021, has started to be invoiced by the Company during the first half of 2023: the recharge invoice billed to LianBio amounting to €1.3 million as of June 30, 2023, has been recorded within Other Income as it relates to the non-IFRS 15 components of the agreement (the development collaboration).

Grants and Subsidies

Since its creation, the Company has received, because of its innovative approach to nanomedicine, certain grants and subsidies from the French State or French public authorities. These grants and subsidies are intended to finance its general or specified activities. Grants are recognized as income as the related expenses are incurred, provided there is reasonable assurance that the Company will comply with the conditions attaching to them and that the grants will be received.

Research tax credit

The research tax credit ("CIR") is granted to companies by the French government to encourage them to conduct technical and scientific research. Companies that can prove that they have incurred expenses that meet the required criteria (research expenses located in France or, since January 1, 2005, in the European Community or in another country that is a party to the Agreement on the European Economic Area and that has entered into a tax treaty with France containing an administrative assistance clause) are entitled to a tax credit which, in principle, can be offset against the corporate income tax due for the fiscal year in which the expenses were incurred and for the three following years. Any unused portion of the tax credit is then reimbursed by the Treasury. In the particular case where the Company qualifies as a small and medium-sized enterprise (SME), the Company may request immediate reimbursement of the balance of the tax credit without application of the three-year period.

The Company has benefited from the research tax credit since its creation. This financing is recorded under "Other income" in the year in which the corresponding expenses were incurred. The portion of the financing related to capitalized expenses is deducted in the balance sheet from the capitalized expenses and in the income statement from the amortization charges of these expenses.